INCOME TAXES	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure

NOTE 12 - INCOME TAXES

No provision for federal income taxes has been recognized for the years ended January 31, 2013 and 2012, as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

The Company had deferred income tax assets as of January 31, 2013 and 2012 as follows:

	2013	2012

Loss carryforwards	$975,819	$628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$-	$-

The Company had net operating loss carryforwards for income tax reporting purposes of $2,788,055 as of January 31, 2013, which may be offset against future taxable income. These net operating loss carryforwards may be carried forward in varying amounts until the time when they begin to expire in 2029 through 2033. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs or a change in the nature of the business. Therefore, the amount available to offset future taxable income may be limited.